UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08179

Clayton Street Trust
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206
(Address of principal executive offices) (Zip code)

Cara Owen, 151 Detroit Street, Denver, Colorado 80206
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 303-333-3863

Date of fiscal year end: 12/31

Date of reporting period: 06/30/26

Item 1. Report to Stockholders.

(a) The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Protective Life Dynamic Allocation Series - Conservative Portfolio

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Protective Life Dynamic Allocation Series - Conservative Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://janushenderson.com/clayton-street-trust. You can also request this information by contacting us at

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Protective Life Dynamic Allocation Series - Conservative Portfolio	$43	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$40
Number of portfolio holdings	10
Portfolio turnover rate	34%

What did the Portfolio invest in?

Asset Allocation (% of net assets)

Table Summary
Investment Companies	100.2
Investments Purchased with Cash Collateral from Securities Lending	1.3
Other	(1.5)

Where can I find more information?

At https://janushenderson.com/clayton-street-trust, you can find additional information about the Portfolio, including the Portfolio's:

  Prospectus

  Financial information

  Portfolio holding

You can also request this information by contacting us at 1-877-335-2687.

109-70-71214P 08-26

Clayton Street Trust

1

Protective Life Dynamic Allocation Series - Growth Portfolio

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Protective Life Dynamic Allocation Series - Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://janushenderson.com/clayton-street-trust. You can also request this information by contacting us at

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Protective Life Dynamic Allocation Series - Growth Portfolio	$43	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$34
Number of portfolio holdings	9
Portfolio turnover rate	57%

What did the Portfolio invest in?

Asset Allocation (% of net assets)

Table Summary
Investment Companies	100.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(0.4)

Where can I find more information?

At https://janushenderson.com/clayton-street-trust, you can find additional information about the Portfolio, including the Portfolio's:

  Prospectus

  Financial information

  Portfolio holding

You can also request this information by contacting us at 1-877-335-2687.

109-70-71215P 08-26

Clayton Street Trust

1

Protective Life Dynamic Allocation Series - Moderate Portfolio

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Protective Life Dynamic Allocation Series - Moderate Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://janushenderson.com/clayton-street-trust. You can also request this information by contacting us at

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Protective Life Dynamic Allocation Series - Moderate Portfolio	$42	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$725
Number of portfolio holdings	10
Portfolio turnover rate	38%

What did the Portfolio invest in?

Asset Allocation (% of net assets)

Table Summary
Investment Companies	100.2
Investments Purchased with Cash Collateral from Securities Lending	1.0
Other	(1.2)

Where can I find more information?

At https://janushenderson.com/clayton-street-trust, you can find additional information about the Portfolio, including the Portfolio's:

  Prospectus

  Financial information

  Portfolio holding

You can also request this information by contacting us at 1-877-335-2687.

109-70-71216P 08-26

Clayton Street Trust

1

(b) Not applicable.

Item 2. Code of Ethics

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)  The Registrant’s Schedule of Investments is contained in the Reports to Shareholders included under Item 7(a) of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)  Copy of the most recent financial statements.

(b)  Included as part of the financial statements filed under Item 7(a) of this Form.
SEMI-ANNUAL FINANCIAL STATEMENTS
June 30, 2026
Clayton Street Trust
Protective Life Dynamic Allocation Series - Conservative Portfolio
Protective Life Dynamic Allocation Series - Growth Portfolio
Protective Life Dynamic Allocation Series - Moderate Portfolio

Table of Contents
Item 7. Financial Statements and Financial Highlights for Open-
End Management Investment Companies
Schedule of Investments 3
Statements of Assets and Liabilities 12
Statements of Operations 13
Statements of Changes in Net Assets 14
Financial Highlights 16
Notes to Financial Statements 19
Items 8-11 - Additional Information 27

Protective Life Dynamic Allocation Series - Conservative Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
Clayton Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares or
Principal Amounts Value
Investment Companies - 100 .2%
Exchange-Traded Funds - 100 .2%
Franklin FTSE Japan ETF 25,877 $ 1,028,611
Franklin FTSE United Kingdom ETF 54,372 1,918,788
Invesco Nasdaq 100 ETF 11,716 3,549,596
iShares Core U.S. Aggregate Bond ETF 192,317 19,035,537
JPMorgan BetaBuilders Developed Asia Pacific-ex Japan ETF
#
19,072 1,141,841
Vanguard FTSE Europe ETF 22,397 1,983,030
Vanguard S&P 500 ETF 12,337 8,473,175
Vanguard Small-Cap ETF 11,030 3,343,413
Total Investment Companies (cost $37,770,147) 40,473,991
Investments Purchased with Cash Collateral from Securities Lending - 1 .3%
Investment Companies - 1 .0%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
£,∞
411,894 411,894
Time Deposits - 0 .3%
Royal Bank of Canada, 3.6300%, 7/1/26 $ 102,973 102,973
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $514,867) 514,867
Total Investments (total cost $ 38,285,014 ) - 101 .5% 40,988,858
Liabilities, net of Cash, Receivables and Other Assets - (1.5%) (610,632)
Net Assets - 100.0% $40,378,226

Protective Life Dynamic Allocation Series - Conservative Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
4 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
12/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
6/30/26
............. Shares
Held at
6/30/26
Dividend
Income
Investment Companies - N/A
Money Market Funds - N/A
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
∞
$ 77,515 $ 12,686,876 $ (12,763,844) $ (547) $ – $ – – $ 24,400
Investments Purchased with Cash Collateral from Securities Lending - 1.0%
Investment Companies - 1.0%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
∞
1,559,711 17,256,838 (18,404,655) – – 411,894 411,894 6,776
Δ
Total Affiliated Investments - 1.0%
$1,637,226 $29,943,714 $(31,168,499) $(547) $– $411,894 411,894 $31,176
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 503,267 $ — $ (503,267) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Protective Life Dynamic Allocation Series - Conservative Portfolio
Notes to Schedule of Investments and Other Information
(unaudited)
June 30, 2026
Clayton Street Trust 5
ETF Exchange Traded Fund
LLC Limited Liability Company
# Loaned security; a portion of the security is on loan at June 30, 2026. As of June 30, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $503,267. Gross amounts of recognized liabilities for securities lending (collateral received) is $514,867, resulting in the net amount due the counterparty of $11,600.
.
£ The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of June 30, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Portfolio 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Investment Companies
Exchange-Traded Funds $ 40,473,991 $ — $ — $ 40,473,991
Investments Purchased with Cash
Collateral from Securities Lending
Investment Companies — 411,894 — 411,894
Time Deposits — 102,973 — 102,973
Total Assets $ 40,473,991 $ 514,867 $ — $ 40,988,858

Protective Life Dynamic Allocation Series - Growth Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
6 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares or
Principal Amounts Value
Investment Companies - 100 .3%
Exchange-Traded Funds - 100 .3%
Franklin FTSE Japan ETF 40,970 $ 1,628,557
Franklin FTSE United Kingdom ETF 86,086 3,037,975
Invesco Nasdaq 100 ETF 18,550 5,620,094
JPMorgan BetaBuilders Developed Asia Pacific-ex Japan ETF
#
30,197 1,807,894
Vanguard FTSE Europe ETF 35,461 3,139,717
Vanguard S&P 500 ETF 19,533 13,415,460
Vanguard Small-Cap ETF 17,464 5,293,688
Total Investment Companies (cost $27,729,063) 33,943,385
Investments Purchased with Cash Collateral from Securities Lending - 0 .1%
Investment Companies - 0 .1%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
£,∞
16,513 16,513
Time Deposits - 0.0%
Royal Bank of Canada, 3.6300%, 7/1/26 $ 4,128 4,128
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $20,641) 20,641
Total Investments (total cost $ 27,749,704 ) - 100 .4% 33,964,026
Liabilities, net of Cash, Receivables and Other Assets - (0.4%) (139,130)
Net Assets - 100.0% $33,824,896

Protective Life Dynamic Allocation Series - Growth Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
Clayton Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
12/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
6/30/26
............. Shares
Held at
6/30/26
Dividend
Income
Investment Companies - N/A
Money Market Funds - N/A
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
∞
$ – $ 17,312,555 $ (17,311,601) $ (954) $ – $ – – $ 39,438
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
∞
703,146 28,424,752 (29,111,385) – – 16,513 16,513 10,819
Δ
Total Affiliated Investments - 0.1%
$703,146 $45,737,307 $(46,422,986) $(954) $– $16,513 16,513 $50,257
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 20,176 $ — $ (20,176) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Protective Life Dynamic Allocation Series - Growth Portfolio
Notes to Schedule of Investments and Other Information
(unaudited)
June 30, 2026
8 June 30, 2026
ETF Exchange Traded Fund
LLC Limited Liability Company
# Loaned security; a portion of the security is on loan at June 30, 2026. As of June 30, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $20,176. Gross amounts of recognized liabilities for securities lending (collateral received) is $20,641, resulting in the net amount due the counterparty of $465.
.
£ The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of June 30, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Portfolio 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Investment Companies
Exchange-Traded Funds $ 33,943,385 $ — $ — $ 33,943,385
Investments Purchased with Cash
Collateral from Securities Lending
Investment Companies — 16,513 — 16,513
Time Deposits — 4,128 — 4,128
Total Assets $ 33,943,385 $ 20,641 $ — $ 33,964,026

Protective Life Dynamic Allocation Series - Moderate Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
Clayton Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares or
Principal Amounts Value
Investment Companies - 100 .2%
Exchange-Traded Funds - 100 .2%
Franklin FTSE Japan ETF
#
593,502 $ 23,591,704
Franklin FTSE United Kingdom ETF
£
1,247,028 44,007,618
Invesco Nasdaq 100 ETF 268,715 81,412,584
iShares Core U.S. Aggregate Bond ETF 2,375,039 235,081,360
JPMorgan BetaBuilders Developed Asia Pacific-ex Japan ETF
#
437,436 26,189,293
Vanguard FTSE Europe ETF
#
513,692 45,482,290
Vanguard S&P 500 ETF 282,963 194,341,818
Vanguard Small-Cap ETF 252,988 76,685,723
Total Investment Companies (cost $651,694,601) 726,792,390
Investments Purchased with Cash Collateral from Securities Lending - 1 .0%
Investment Companies - 0 .8%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
£,∞
5,882,501 5,882,501
Time Deposits - 0 .2%
Royal Bank of Canada, 3.6300%, 7/1/26 $ 1,574,750 1,574,750
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $7,457,251) 7,457,251
Total Investments (total cost $ 659,151,852 ) - 101 .2% 734,249,641
Liabilities, net of Cash, Receivables and Other Assets - (1.2%) (8,835,012)
Net Assets - 100.0% $725,414,629

Protective Life Dynamic Allocation Series - Moderate Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
10 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
12/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
6/30/26
............. Shares
Held at
6/30/26
Dividend
Income
Investment Companies - 6 .1%
Exchange-Traded Funds - 6.1%
Franklin FTSE United Kingdom ETF
$ 48,592,879 $ 4,217,077 $ (10,949,985) $ 1,555,035 $ 592,612 $ 44,007,618 1,247,028 $ 576,672
Money Market Funds - N/A
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
∞
408,864 219,937,964 (220,333,097) (13,731) – – – 547,264
Total Investment Companies - 6 .1%
$49,001,743 $224,155,041 $(231,283,082) $1,541,304 592,612 $44,007,618 1,247,028 $1,123,936
Investments Purchased with Cash Collateral from Securities Lending - 0.8%
Investment Companies - 0.8%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
∞
11,226,655 301,956,341 (307,300,495) – – 5,882,501 5,882,501 141,261
Δ
Total Affiliated Investments - 6.9%
$60,228,398 $526,111,382 $(538,583,577) $1,541,304 $592,612 $49,890,119 7,129,529 $1,265,197
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 7,319,972 $ — $ (7,319,972) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Protective Life Dynamic Allocation Series - Moderate Portfolio
Notes to Schedule of Investments and Other Information
(unaudited)
June 30, 2026
Clayton Street Trust 11
ETF Exchange Traded Fund
LLC Limited Liability Company
# Loaned security; a portion of the security is on loan at June 30, 2026. As of June 30, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $7,319,972. Gross amounts of recognized liabilities for securities lending (collateral received) is $7,457,251, resulting in the net amount due the counterparty of $137,279.
.
£ The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of June 30, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Portfolio 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Investment Companies
Exchange-Traded Funds $ 726,792,390 $ — $ — $ 726,792,390
Investments Purchased with Cash
Collateral from Securities Lending
Investment Companies — 5,882,501 — 5,882,501
Time Deposits — 1,574,750 — 1,574,750
Total Assets $ 726,792,390 $ 7,457,251 $ — $ 734,249,641

Clayton Street Trust
Statements of Assets and Liabilities
(unaudited)
June 30, 2026
12 June 30, 2026
See Notes to Financial Statements.
Protective
Life Dynamic
Allocation Series
- Conservative
Portfolio
Protective Life
Dynamic Allocation
Series - Growth
Portfolio
Protective Life
Dynamic Allocation
Series - Moderate
Portfolio
Assets:
Affiliated investments, at value $ 411,894 $ 16,513 $ 49,890,119
Unaffiliated investments, at value
(1)
40,576,964 33,947,513 684,359,522
Due from adviser 5,126 5,987 —
Receivables:
Dividends and interest 29,403 46,348 677,767
Affiliated securities lending income, net 1,149 989 15,962
Other assets 47 46 1,113
Total Assets 41,024,583 34,017,396 734,944,483
Liabilities:
Due to custodian 56,120 78,727 1,240,883
Collateral for securities loaned (Note 2) 514,867 20,641 7,457,251
Payables:
Portfolio shares repurchased 5,293 28,313 321,095
Advisory fees 13,196 11,058 237,303
12b-1 Distribution and shareholder servicing fees 8,248 6,911 148,315
Transfer agent fees and expenses 4,857 4,314 61,832
Professional fees 18,938 18,801 32,530
Affiliated portfolio administration fees payable 206 175 3,734
Custodian fees 628 727 2,058
Accrued expenses and other payables 24,004 22,833 24,853
Total Liabilities 646,357 192,500 9,529,854
Commitments and contingent liabilities (Note 4)
Net Assets $ 40,378,226 $ 33,824,896 $ 725,414,629
(1)
Includes value of securities on loan (Note 2) $ 503,267 $ 20,176 $ 7,319,972
Affiliated investments, at cost 411,894 16,513 40,183,284
Unaffiliated investments, at cost 37,873,120 27,733,191 618,968,568
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 37,607,507 $ 25,500,287 $ 631,143,963
Total distributable earnings (loss) 2,770,719 8,324,609 94,270,666
Total Net Assets $ 40,378,226 $ 33,824,896 $ 725,414,629
Net Assets $ 40,378,226 $ 33,824,894 $ 725,414,629
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 3,429,942 2,545,473 52,554,918
Net Asset Value Per Share $ 11 .77 $ 13 .29 $ 13 .80

Clayton Street Trust
Statements of Operations
(unaudited)
For the period ended June 2026
Clayton Street Trust 13
See Notes to Financial Statements.
Protective
Life Dynamic
Allocation Series
- Conservative
Portfolio
Protective Life
Dynamic Allocation
Series - Growth
Portfolio
Protective Life
Dynamic Allocation
Series - Moderate
Portfolio
Investment Income:
Dividends $ 449,994 $ 202,754 $ 6,433,783
Dividends from affiliates 24,400 39,438 1,123,936
Affiliated securities lending income, net     6,776 10,819 141,261
Unaffiliated securities lending income, net 2,837 4,989 52,688
Total Investment Income 484,007 258,000 7,751,668
Expenses:
Advisory fees 78,759 66,603 1,422,788
12b-1 Distribution and shareholder servicing fees 49,191 41,539 888,751
Transfer agent administrative fees and expenses 19,690 16,651 355,697
Other transfer agent fees and expenses 518 507 1,691
Non-affiliated portfolio administration fees 18,012 18,417 28,889
Professional fees 21,823 21,810 60,981
Affiliated portfolio administration fees 1,226 1,088 22,093
Custodian fees 1,923 1,827 8,501
Trustees' fees and expenses 5,909 4,770 107,211
Shareholder reports expense 157 45 45
Other expenses 4,961 4,312 42,022
Total Expenses 202,169 177,569 2,938,669
Less: Excess Expense Reimbursement and Waivers (34,577) (38,738) —
Net Expenses 167,592 138,831 2,938,669
Net Investment Income/(Loss) 316,415 119,169 4,812,999
Net Realized Gain/(Loss) on Investments:
Investments $ 1,108,934 $ 2,286,301 $ 24,519,243
Investments in affiliates (547) (954) 1,541,304
Total Net Realized Gain/(Loss) on Investments $ 1,108,387 $ 2,285,347 $ 26,060,547
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 566,614 $ 739,539 $ 13,363,478
Investments in affiliates — — 592,612
Total Change in Unrealized Net Appreciation/Depreciation $ 566,614 $ 739,539 $ 13,956,090
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 1,991,416 $ 3,144,055 $ 44,829,636

Clayton Street Trust
Statements of Changes in Net Assets
14 June 30, 2026
See Notes to Financial Statements.
Protective Life Dynamic Allocation
Series - Conservative Portfolio
Protective Life Dynamic Allocation
Series - Growth Portfolio
Period Ended
June 30, 2026
(unaudited)
Year Ended
December 31,
2025
Period Ended
June 30, 2026
(unaudited)
Year Ended
December 31,
2025
Operations:
Net investment income/(loss) $ 316,415 $ 909,078 $ 119,169 $ 547,537
Net realized gain/(loss) on investments 1,108,387 1,603,821 2,285,347 4,295,364
Change in unrealized net appreciation/depreciation 566,614 1,762,224 739,539 630,729
Net Increase/(Decrease) in Net Assets Resulting from Operations 1,991,416 4,275,123 3,144,055 5,473,630
Dividends and Distributions to Shareholders:
Dividends and Distributions to Shareholders (2,097,666) (3,192,071) (4,339,988) (6,438,051)
Net Decrease from Dividends and Distributions to Shareholders (2,097,666) (3,192,071) (4,339,988) (6,438,051)
Capital Share Transactions 294,194 (1,351,511) 554,782 (6,166,595)
Net Increase/(Decrease) in Net Assets 187,944 (268,459) (641,151) (7,131,016)
Net Assets: 0 0 0 0
Beginning of Period   40,190,282 40,458,741 34,466,047 41,597,063
End of Period $ 40,378,226 $ 40,190,282 $ 33,824,896 $ 34,466,047

Clayton Street Trust
Statements of Changes in Net Assets
Clayton Street Trust 15
See Notes to Financial Statements.
Protective Life Dynamic Allocation
Series - Moderate Portfolio
Period Ended
June 30, 2026
(unaudited)
Year Ended
December 31,
2025
Operations:
Net investment income/(loss) $ 4,812,999 $ 14,528,744
Net realized gain/(loss) on investments 26,060,547 35,640,442
Change in unrealized net appreciation/depreciation 13,956,090 34,141,888
Net Increase/(Decrease) in Net Assets Resulting from Operations 44,829,636 84,311,074
Dividends and Distributions to Shareholders:
Dividends and Distributions to Shareholders (43,075,577) (66,755,313)
Net Decrease from Dividends and Distributions to Shareholders (43,075,577) (66,755,313)
Capital Share Transactions 959,077 1,149,629
Net Increase/(Decrease) in Net Assets 2,713,136 18,705,390
Net Assets: 0 0
Beginning of Period   722,701,493 703,996,103
End of Period $ 725,414,629 $ 722,701,493

Protective Life Dynamic Allocation Series - Conservative Portfolio
Financial Highlights
16 June 30, 2026
See Notes to Financial Statements.
For a share outstanding during the period ended June 30,
2026 (unaudited) and the year ended December, 31 2026 2025 2024 2023 2022 2021
Net Asset Value, Beginning of Period $11.82 $11.55 $11.08 $10.34 $12.88 $11.95
Income/(Loss) from Investment Operations: — — — — — —
Net investment income/(loss)
(1)
0.10 0.26 0.24 0.23 0.14 0.12
Net realized and unrealized gain/(loss) 0.50 0.97 0.55 0.94 (2.27) 0.92
Total from Investment Operations 0.60 1.23 0.79 1.17 (2.13) 1.04
Less Dividends and Distributions: — — — — — —
Dividends (from net investment income) (0.15) (0.27) (0.23) (0.21) (0.13) (0.11)
Distributions (from capital gains) (0.50) (0.69) (0.09) (0.22) (0.28) —
Total Dividends and Distributions (0.65) (0.96) (0.32) (0.43) (0.41) (0.11)
Net Asset Value, End of Period $11.77 $11.82 $11.55 $11.08 $10.34 $12.88
Total Return
*
5.04% 11.17% 7.20% 11.44% (16.70)% 8.72%
Net assets, End of Period (in thousands) $40,378 $40,190 $40,459 $44,307 $43,245 $49,095
Ratios to Average Net Assets
**
:
Ratio of Gross Expenses
(2)
1.02% 1.10% 1.04% 1.07% 1.00% 1.03%
Ratio of Net Expenses (After Waivers and Expense
Offsets)
(2)
0.85% 0.85% 0.85% 0.85% 0.85% 0.84%
Ratio of Net Investment Income/(Loss)
(2)
1.60% 2.26% 2.08% 2.10% 1.30% 0.95%
Portfolio Turnover Rate 34% 86% 54% 106% 207% 49%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity contracts for which Clayton Street Trust serves as an underlying investment vehicle.
**
Annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Portfolio invests.

Protective Life Dynamic Allocation Series - Growth Portfolio
Financial Highlights
Clayton Street Trust 17
See Notes to Financial Statements.
For a share outstanding during the period ended June 30,
2026 (unaudited) and the year ended December, 31 2026 2025 2024 2023 2022 2021
Net Asset Value, Beginning of Period $13.90 $14.43 $13.15 $12.15 $15.29 $12.77
Income/(Loss) from Investment Operations: — — — — — —
Net investment income/(loss)
(1)
0.05 0.20 0.19 0.23 0.16 0.14
Net realized and unrealized gain/(loss) 1.28 1.82 1.65 1.93 (3.14) 2.51
Total from Investment Operations 1.33 2.02 1.84 2.16 (2.98) 2.65
Less Dividends and Distributions: — — — — — —
Dividends (from net investment income) (0.13) (0.22) (0.22) (0.23) (0.16) (0.13)
Distributions (from capital gains) (1.81) (2.33) (0.34) (0.93) — —
Total Dividends and Distributions (1.94) (2.55) (0.56) (1.16) (0.16) (0.13)
Net Asset Value, End of Period $13.29 $13.90 $14.43 $13.15 $12.15 $15.29
Total Return
*
9.61% 16.01% 14.15% 18.34% (19.57)% 20.79%
Net assets, End of Period (in thousands) $33,825 $34,466 $41,597 $46,668 $48,769 $65,595
Ratios to Average Net Assets
**
:
Ratio of Gross Expenses
(2)
1.06% 1.11% 1.01% 1.03% 0.96% 0.98%
Ratio of Net Expenses (After Waivers and Expense
Offsets)
(2)
0.83% 0.83% 0.83% 0.84% 0.82% 0.82%
Ratio of Net Investment Income/(Loss)
(2)
0.71% 1.45% 1.34% 1.81% 1.17% 0.95%
Portfolio Turnover Rate 57% 164% 92% 204% 415% 57%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity contracts for which Clayton Street Trust serves as an underlying investment vehicle.
**
Annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Portfolio invests.

Protective Life Dynamic Allocation Series - Moderate Portfolio
Financial Highlights
18 June 30, 2026
See Notes to Financial Statements.
For a share outstanding during the period ended June 30,
2026 (unaudited) and the year ended December, 31 2026 2025 2024 2023 2022 2021
Net Asset Value, Beginning of Period $13.79 $13.51 $12.60 $11.29 $13.99 $12.54
Income/(Loss) from Investment Operations: — — — — — —
Net investment income/(loss)
(1)
0.09 0.28 0.25 0.24 0.16 0.14
Net realized and unrealized gain/(loss) 0.79 1.32 0.91 1.28 (2.61) 1.40
Total from Investment Operations 0.88 1.60 1.16 1.52 (2.45) 1.54
Less Dividends and Distributions: — — — — — —
Dividends (from net investment income) (0.15) (0.27) (0.25) (0.21) (0.12) (0.09)
Distributions (from capital gains) (0.72) (1.05) — — (0.13) —
Total Dividends and Distributions (0.87) (1.32) (0.25) (0.21) (0.25) (0.09)
Net Asset Value, End of Period $13.80 $13.79 $13.51 $12.60 $11.29 $13.99
Total Return
*
6.37% 12.70% 9.20% 13.52% (17.60)% 12.32%
Net assets, End of Period (in thousands) $725,415 $722,701 $703,996 $696,047 $590,267 $530,876
Ratios to Average Net Assets
**
:
Ratio of Gross Expenses
(2)
0.82% 0.83% 0.82% 0.82% 0.83% 0.85%
Ratio of Net Expenses (After Waivers and Expense
Offsets)
(2)
0.82% 0.83% 0.82% 0.82% 0.81% 0.84%
Ratio of Net Investment Income/(Loss)
(2)
1.35% 2.06% 1.89% 2.04% 1.38% 1.01%
Portfolio Turnover Rate 38% 105% 63% 122% 260% 35%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity contracts for which Clayton Street Trust serves as an underlying investment vehicle.
**
Annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Portfolio invests.

Clayton Street Trust
Notes to Financial Statements
(unaudited)
Clayton Street Trust 19
1. Organization and Significant Accounting Policies
Protective Life Dynamic Allocation Series Portfolios (individually referred to as a "Portfolio", collectively as the “Portfolios”)
are a series of Clayton Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification (“ASC”) Topic 946. Each Portfolio operates as a "fund of funds," meaning substantially all of the Portfolio's assets may be invested in exchange-traded funds (the "underlying funds"). The Trust offers three portfolios with differing investment objectives and policies. The Portfolios are classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Portfolios.
Investment objectives of each Portfolio are as follows:
Each Portfolio currently offers one class of shares. The shares are offered in connection with investment in and payments under variable annuity contracts issued exclusively by Protective Life Insurance Company and its affiliates ("Protective
Life").
Shareholders, including participating insurance companies, as well as accounts, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (and which may differ from control as determined in accordance with
United States of America generally accepted accounting principles ("US GAAP")).
The Chief Financial Officer of the Portfolios are designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting . The CODM has concluded that the Portfolios operated as a single segment entity for the period ended June 30, 2026. The key indicator of performance of a Portfolio is net investment income as reported on the Statements of Operations.
The following accounting policies have been followed by the Portfolios and are in conformity with US GAAP.
Underlying Funds
During the period, each Portfolio may have invested in a dynamic portfolio of exchange-traded funds across seven different equity asset classes, as well as fixed-income investments, and a short duration allocation that may be comprised of cash, money market instruments and short duration exchange-traded funds. The equity asset classes are adjusted weekly based on market conditions pursuant to a proprietary, quantitative-based allocation program. Over the long term, and when fully invested, the Portfolios seek to maintain an asset allocation of approximately the following:
Additional details and descriptions of the investment objectives of each of the potential underlying funds are available in the Portfolios' prospectus.
Portfolio Objective
Protective Life Dynamic Allocation Series - Conservative Portfolio Seeks total return through income and growth of capital, balanced by capital preservation
Protective Life Dynamic Allocation Series - Growth Portfolio Seeks total return through growth of capital, balanced by capital preservation
Protective Life Dynamic Allocation Series - Moderate Portfolio Seeks total return through growth of capital and income, balanced by capital preservation
Portfolio
Fixed Income
Investments (%)
Global Equity
Investments (%)
Protective Life Dynamic Allocation Series - Conservative Portfolio 50 50
Protective Life Dynamic Allocation Series - Growth Portfolio 0 100
Protective Life Dynamic Allocation Series - Moderate Portfolio 35 65

Clayton Street Trust
Notes to Financial Statements
(unaudited)
20 June 30, 2026
Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New
York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by a Portfolio by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-
term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i)
a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-
specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to
“odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by a Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation.
The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by a Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets a Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between

Clayton Street Trust
Notes to Financial Statements
(unaudited)
Clayton Street Trust 21
the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level
2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing a Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The Portfolios classify each of their investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolios since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2026 to fair value the Portfolios’ investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in each Portfolio's Notes to
Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities held by the underlying funds will be recorded as soon as the Portfolios are informed of the dividend, if such information is obtained subsequent to the ex-dividend date.
Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Portfolios classify gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Expenses
Each Portfolio bears expenses incurred specifically on its behalf. Additionally, a Portfolio, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Portfolios may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolios' maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Portfolios that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Each Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).
Income Taxes
Each Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed each
Portfolio's tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolios' financial statements. The Portfolios are not aware of

Clayton Street Trust
Notes to Financial Statements
(unaudited)
22 June 30, 2026
any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Portfolios portfolio may decrease if the value of one or more issuers in the Portfolio’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Portfolios portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Portfolio invests. If the value of the Portfolio’s portfolio decreases, the Portfolio’s NAV will also decrease, which means if you sell your shares in the Portfolio you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict . Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Portfolio. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Exchange-Traded Funds
ETFs are typically open-end investment companies, which may be actively managed or passively managed. Passively managed ETFs generally seek to track the performance of a specific index. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value per share (“NAV”) of their underlying investments.
Accordingly, there may be times when an ETF trades at a premium or discount to its NAV. As a result, a Portfolio may pay more or less than NAV when it buys ETF shares, and may receive more or less than NAV when it sells those shares.
ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, a Portfolio may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Portfolio’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.
Counterparties
Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to a Portfolio. The
Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of a Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
A Portfolio may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Portfolios intend to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that a Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Clayton Street Trust
Notes to Financial Statements
(unaudited)
Clayton Street Trust 23
Securities Lending
Under procedures adopted by the Trustees, each Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non Custodial
Securities Lending Agreement. For financial reporting purposes, the Portfolios do not offset financial instruments’
payables and receivables and related collateral on the Statements of Assets and Liabilities. A Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If a Portfolio is
unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market.
There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash
Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause a Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolios and Janus Henderson Cash Collateral Fund LLC, the Adviser has
an inherent conflict of interest as a result of its fiduciary duties to both the Portfolios and Janus Henderson Cash Collateral
Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash
Collateral Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral
Fund LLC rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as "Affiliated securities lending income, net" and "Unaffiliated securities lending income, net" on the Statements of Operations. As of June 30, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, gross amounts of recognized liabilities for securities lending (collateral received), and resulting net amount due to the counterparty is disclosed in the Schedule of
Investments (if applicable).
Offsetting Assets and Liabilities
The Portfolios present gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statements of Assets and Liabilities.

Clayton Street Trust
Notes to Financial Statements
(unaudited)
24 June 30, 2026
The Offsetting Assets and Liabilities tables located in the Schedules of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see each
Portfolio's Schedule of Investments.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Each Portfolio pays the Adviser an investment advisory fee which is calculated daily and paid monthly. Each Portfolio's contractual investment advisory fee rate (expressed as an annual rate) is 0.40% of the average daily net assets of the each Portfolio.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that each Portfolio’s normal operating expenses, including the investment advisory fee, but excluding the 12b-1 distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes and extraordinary expenses, exceed the annual rate of 0.55%. The
Adviser has agreed to continue the waivers until May 1, 2027. If applicable, amounts reimbursed to the Portfolios by the
Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statements of Operations.
The Adviser has also contractually agreed to waive and/or reimburse a portion of each Portfolio’s management fee in an amount equal to the management fee it earns as an investment adviser to any affiliated exchange traded funds (“ETFs”)
in which the Portfolio invests. The Adviser has agreed to continue the waivers until May 1, 2027. If applicable, amounts waived and/or reimbursed to the Portfolios by the Adviser are disclosed as “Excess Expense Reimbursement and
Waivers” on the Statements of Operations.
The Adviser serves as administrator to the Portfolios pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Portfolios, including providing office space for the Portfolios, and is reimbursed by the Portfolios for certain of their costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Portfolios pay for some or all of the cost incurred for salaries, fees, and expenses of the Adviser employees with respect to certain specified administration functions they perform on behalf of the Portfolios.
The Portfolios pay these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Portfolios. These amounts are disclosed as “Affiliated Portfolio administration fees” on the Statements of Operations. In addition, some expenses related to compensation payable to the Portfolios’ Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates are shared with the Portfolios.
Total allocated expenses for the Chief Compliance Officer and certain compliance staff was paid by the Trust during the period ended June 30, 2026 are as follows:
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Portfolios’
transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statements of
Operations.
The Transfer Agent receives an administrative services fee at an annual rate of 0.10% of each Portfolio’s average daily net assets for providing, or arranging for the provision by Protective Life of administrative services. The Transfer Agent expects to use this entire fee to compensate Protective Life for providing these services to its customers who invest in
Portfolio
Chief Compliance Officer
Compensation
Protective Life Dynamic Allocation Series - Conservative Portfolio $ 1,615
Protective Life Dynamic Allocation Series - Growth Portfolio 1,368
Protective Life Dynamic Allocation Series - Moderate Portfolio 29,207

Clayton Street Trust
Notes to Financial Statements
(unaudited)
Clayton Street Trust 25
the Portfolio. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statements of
Operations.
Shareholder Services provided by Protective Life may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing contract holders, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or
similar systems, or those processed on a manual basis with the Adviser.
Under a distribution and shareholder servicing plan (the "Plan") adopted in accordance with Rule 12b-1 under the 1940
Act, each Portfolio may pay the Trust's distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly owned subsidiary of the Adviser, a fee at an annual rate of up to 0.25% of the average daily net assets of the Portfolio.
Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to Protective Life or other intermediaries as compensation for distribution and/or shareholder services performed by Protective Life or its agents, or by such intermediary. Amounts that have been paid are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statements of Operations.
Pursuant to the provisions of the 1940 Act and related rules, each Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. Each Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). The
Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the
“Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the
1940 Act that govern the operation of money market funds and prices its shares at an amortized cost NAV. There are no restrictions on a Portfolio's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Portfolios to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2026 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2026 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Portfolio Federal Tax Cost
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Tax Appreciation/
(Depreciation)
Protective Life Dynamic Allocation Series - Conservative Portfolio $39,575,642 $2,515,508 $(1,102,292) $1,413,216
Protective Life Dynamic Allocation Series - Growth Portfolio 28,076,390 5,887,636 — 5,887,636
Protective Life Dynamic Allocation Series - Moderate Portfolio 670,330,350 77,055,964 (13,136,673) 63,919,291

Clayton Street Trust
Notes to Financial Statements
(unaudited)
26 June 30, 2026
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the period ended June 30, 2026, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2026 and through the date of the issuance of the Portfolios' financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolios' financial statements.
Period Ended June 30, 2026 Year Ended December 31, 2025
Protective Life Dynamic Allocation Series - Conservative Portfolio Shares Amount Shares Amount
Shares sold 236,510 $ 2,816,141 343,244 $ 3,986,809
Reinvested dividends and distributions 178,373 2,097,666 285,131 3,192,071
Shares repurchased (383,865) (4,619,613) (732,982) (8,530,391)
Net Increase/(Decrease) 31,018 $ 294,194 (104,607) $ (1,351,511)
Period Ended June 30, 2026 Year Ended December 31, 2025
Protective Life Dynamic Allocation Series - Growth Portfolio Shares Amount Shares Amount
Shares sold 62,147 $ 842,845 99,561 $ 1,380,164
Reinvested dividends and distributions 327,299 4,339,988 513,173 6,438,051
Shares repurchased (323,078) (4,628,051) (1,016,195) (13,984,810)
Net Increase/(Decrease) 66,368 $ 554,782 (403,461) $ (6,166,595)
Period Ended June 30, 2026 Year Ended December 31, 2025
Protective Life Dynamic Allocation Series - Moderate Portfolio Shares Amount Shares Amount
Shares sold 102,480 $ 1,429,829 411,463 $ 5,585,713
Reinvested dividends and distributions 3,123,682 43,075,577 5,188,373 66,755,313
Shares repurchased (3,081,635) (43,546,329) (5,280,914) (71,191,397)
Net Increase/(Decrease) 144,527 $ 959,077 318,922 $ 1,149,629
Purchases of
Securities
Proceeds from
Sales
of Securities
Purchases of Long-
Term U.S.
Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government
Obligations
Protective Life Dynamic Allocation Series - Conservative Portfolio $13,156,923 $14,551,499 $— $—
Protective Life Dynamic Allocation Series - Growth Portfolio 18,245,928 21,786,133 — —
Protective Life Dynamic Allocation Series - Moderate Portfolio 265,085,562 302,282,221 — —

Clayton Street Trust
Additional Information
(unaudited)
Clayton Street Trust 27
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
A special meeting of Clayton Street Trust (“CST”) shareholders was held on May 18, 2026 (the "meeting"). At the meeting, the following matter was voted on and approved by shareholders. Each vote reported represents one dollar of net asset value held on the record date for the meeting. The results of the meeting are noted below.
Proposals
1. For all CST Portfolios, to approve a new investment advisory agreement between the Trust, on behalf of the
Portfolio, and Janus Henderson Investors US LLC (“Janus Henderson Investors” or the “Adviser”).
Protective Life Dynamic Allocation Series - Conservative Portfolio
Protective Life Dynamic Allocation Series - Growth Portfolio
Protective Life Dynamic Allocation Series - Moderate Portfolio
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
39,757,046.809 30,808,830.914 4,358,843.655 1,611,926.972 0.000 36,779,601.540
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
77.493 10.964 4.054 0.000 92.511 83.766 11.851 4.383 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
34,453,426.633 30,030,514.460 2,834,485.420 1,347,801.435 0.000 34,212,801.315
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
87.163 8.227 3.912 0.000 99.302 87.776 8.285 3.939 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
731,098,802.811 668,963,796.371 32,726,641.583 27,792,238.248 0.000 729,482,676.202
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
91.501 4.476 3.801 0.000 99.779 91.704 4.486 3.810 0.000 100.000

Clayton Street Trust
Additional Information
(unaudited)
28 June 30, 2026
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Each board member also serves as a board member of other portfolios in the Clayton Street Trust. Annual retainer fees and attendance fees are allocated to each portfolio based on net assets. Trustees fees paid by the portfolio are within
Item 7. Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
On December 22, 2025, Janus Henderson announced that it had entered into a definitive Agreement with Jupiter
Company Limited, an entity formed by funds associated with Trian and General Catalyst, under which Janus Henderson will be acquired by Jupiter Company Limited in an all-cash transaction. The Board was advised that, subject to certain conditions, the Transaction is expected to close in mid-2026.
As part of its due diligence, the Board met with the management of Janus Henderson at a meeting of the Board on
January 22, 2026, to discuss, among other matters, the impact of the Transaction on the nature, extent and quality of services the Adviser is expected to provide to the Portfolios following the Transaction, the personnel expected to provide such services, and the resources available to do so. In addition, the Board developed and submitted to the Adviser a list of questions related to the proposed Transaction. At a special Board meeting held on February 5, 2026, the Board discussed and considered the Adviser’s responses to the Board’s information request and additional information furnished by the Adviser. After its February 5, 2026 meeting, the Board developed a supplemental request for additional information for the Adviser relating to the Transaction. At a subsequent Board meeting held on February 11, 2026, the
Board considered the Adviser’s response to the supplemental information request and again met with various officers of the Portfolios and of the Adviser to further discuss the impact of the Transaction on the nature, extent and quality of services the Adviser is expected to provide to the Portfolios following the Transaction. At that meeting, management representatives also addressed the follow-up questions from the Trustees following their meetings on January 22, 2026 and February 5, 2026. Also at that special Board meeting, the Board considered the proposed New Advisory Agreement for the Portfolios. During each of these meetings, the Board sought additional and clarifying information as it deemed necessary or appropriate. Throughout the process, the Independent Trustees had the assistance of their independent legal counsel, who advised them on, among other things, the Board’s duties and obligations, and had the opportunity to review and discuss all information with their independent legal counsel outside the presence of management.
In connection with the Board’s review, the Adviser provided, and the Board obtained, substantial information regarding the following matters: the management, financial position and business of Trian and General Catalyst; the history of Trian and General Catalysts’ businesses and operations; the proposed structure, operations and investment processes of the investment management organization after the Transaction and the strategy for operating and growing the business following the Transaction; the future plans of Janus Henderson with respect to the Portfolios and any proposed changes to the operations or structure of the Portfolios; and the future plans of Janus Henderson with respect to the provision of services to the Portfolios, and the entities providing such services, including those affiliated with Janus Henderson.
The Board also received information regarding the terms of the Transaction, and the anticipated management of Janus
Henderson following the Closing.
In connection with the Board’s approval of the New Advisory Agreement, the Board also considered at its February 5,
2026 and February 11, 2026 meetings information received in connection with the annual process to determine whether to continue the Current Advisory Agreements. The Board noted that in this process, it had received and reviewed information provided by Janus Henderson in response to requests of the Board and its independent legal counsel.
The Board noted that as part of this annual process, the Board had considered and was in the process of considering, numerous factors, including the nature and quality of services provided by the Adviser; investment performance, on an absolute basis and relative to appropriate peer groups and one or a combination of market indices; investment

Clayton Street Trust
Additional Information
(unaudited)
Clayton Street Trust 29
management fees, expense ratios and asset sizes of the Portfolios and peer groups; the Adviser’s profitability from managing the Portfolios; fall-out benefits to the Adviser from its relationship to the Portfolios, including revenues derived from services provided to the Portfolios by affiliates of the Adviser.
In determining whether to approve the New Advisory Agreement for each Portfolio in connection with the Transaction, and whether to recommend approval to shareholders of each Portfolio, the Board received information and made inquiries into all matters as it deemed appropriate and evaluated all information available to them. In their deliberations, the Board of Trustees did not identify any particular information that was controlling or dispositive, and each Trustee may have attributed different weights to the various differing factors. A summary of such factors is set forth below.
The nature, extent, and quality of services proposed to be provided by the Adviser.
In deciding to approve the New Advisory Agreement, the Board considered that the same portfolio managers who currently manage the Portfolios were expected to remain the portfolio managers of the Portfolios after the Transaction, and that such portfolio managers were expected to continue to manage the Portfolios in the identical fashion going forward. The Board also considered the Adviser’s plans for the operation of the Portfolios, including its plans for the continued provision of all services currently provided to the Portfolios by the Adviser and its affiliates, including, among others, investment advisory services, portfolio trading services, and Portfolio administrative and accounting services, and the personnel and resources proposed to support the provision of such services after the Transaction. The Board considered the Adviser’s assertion that such services were not expected to change following the Transaction.
In reviewing the other various matters listed above, the Board concluded that the Adviser is a recognized firm capable of competently managing the Portfolios; that the nature, extent, and quality of services that the Adviser proposed to provide to the Portfolios following the completion of the Transaction are expected to be at a level at least equal to the services that it currently provides; that the services contemplated by the New Advisory Agreement for each Portfolio are substantially identical to those provided under the corresponding Current Advisory Agreements; and that the contractual fee rate will not change.
The costs of services to be provided and profits to be realized by the Adviser from its relationship with the Portfolios.
The Board considered the estimated profitability to the Adviser from managing the Portfolios after the Transaction, including potential economies of scale and fall out benefits to the Adviser from its relationship to the Portfolios, including revenues derived from services provided to the Portfolios by affiliates of the Adviser, and the potential benefits to the
Adviser. The Board also noted that under the New Advisory Agreement for each Portfolio, the Adviser would charge the
Portfolio the same fee as is charged under the corresponding Current Advisory Agreement. Based upon its review, the
Board concluded that the fees proposed to be paid to the Adviser were reasonable.
The extent to which economies of scale would be realized as the Portfolios grow, and whether fee levels reflect these economies of scale.
In addition to the economies of scale and fall out benefits considered above, the Board also noted that the fee schedules in the New Advisory Agreement for each Portfolio are identical to those in the Current Advisory Agreement for each
Portfolio. Based on the foregoing, the Board of Trustees unanimously concluded that approving the New Advisory
Agreement for each Portfolio was in the best interest of the Portfolios and their beneficial shareholders.

Clayton Street Trust
Additional Information
(unaudited)
30 June 30, 2026
In connection with its deliberations, the Board received assurances from Janus Henderson, on behalf of itself and its affiliates including the following:
Janus Henderson has provided to the Board such information as it believes is reasonably necessary to evaluate the
New Advisory Agreement.
Janus Henderson is committed to the continuance, without interruption, of services to the Portfolios of at least the type and quality currently provided by the Adviser and its affiliates, or superior thereto.
The Transaction is not expected to affect negatively the nature, extent, or quality of the investment advisory services provided by the Adviser to the Portfolios following the Transaction, and the investment advisory services are expected to be at least comparable to the services being provided under the Current Advisory Agreements. In this regard, the Board noted specific representations that Janus Henderson does not intend for the nature, extent, or quality of investment advisory and other services to be provided to the Portfolios following the Transaction to change, and should the nature, extent, or quality of such services decline, Janus Henderson would commit the resources needed to return such services to pre-Transaction levels.
The Portfolios’ current operations were expected to remain largely unchanged.
Janus Henderson does not intend to make changes to the portfolio managers providing services to the Portfolios.
The intent of the Adviser to take the necessary and appropriate steps to retain its key investment advisory personnel, and its key compliance, financial, fund accounting, and administrative personnel supporting the management and oversight of the Portfolios.
Janus Henderson assured the Board that it intended to comply with Section 15(f) of the 1940 Act.
The Board has been advised that the parties to the Agreement have structured the Transaction in reliance upon Section
15(f) of the 1940 Act. Section 15(f) provides in substance that when a sale of a controlling interest in an investment adviser occurs, the investment adviser or any of its affiliated persons may receive any amount or benefit in connection with the sale so long as two conditions are satisfied. The first condition of Section 15(f) is that, during the three-year period following the consummation of a transaction, at least 75% of the investment company’s board of directors must not be “interested persons” (as defined in the 1940 Act) of the investment adviser or predecessor adviser. The composition of the Board of the Trust currently meets this test. Second, an “unfair burden” (as defined in the 1940 Act, including any interpretations or no-action letters of the Securities and Exchange Commission (the “SEC”) or the staff of the SEC) must not be imposed on the investment company as a result of the transaction relating to the sale of such interest, or any express or implied terms, conditions or understandings applicable thereto. The term “unfair burden” (as defined in the
1940 Act) includes any arrangement, during the two-year period after the transaction, whereby the investment adviser (or predecessor or successor adviser), or any “interested person” (as defined in the 1940 Act) of such an adviser, receives or is entitled to receive any compensation, directly or indirectly, from the investment company or its security holders
(other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company (other than bona fide ordinary compensation as principal underwriter for the investment company). Under the Agreement, Trian and General Catalyst, acting through Parent, have acknowledged Janus Henderson’s reliance upon the benefits and protections provided by
Section 15(f) and have agreed to use reasonable best efforts after the Closing to conduct its business to cause the requirements of Section 15(f) to be met in respect of the Transaction.
Janus Henderson is not aware of any express or implied term, condition, arrangement or understanding that would impose in its best judgement an “unfair burden” on any Portfolio as a result of the Transaction, as defined in Section 15(f)
of the 1940 Act, and that Janus Henderson will take no action that would have the effect of imposing such an “unfair burden” on any Portfolio in connection with the Transaction. In furtherance thereof, Janus Henderson has undertaken to

Clayton Street Trust
Additional Information
(unaudited)
Clayton Street Trust 31
pay the costs of preparing and distributing proxy materials to, and of holding the Meetings of, the Portfolios’ shareholders, as well as other fees and expenses in connection with the Transaction, including the reasonable fees and expenses of legal counsel and consultants to the Portfolios and the Trustees.
As a result of its review and consideration of the New Investment Advisory Agreements in connection with the
Transaction, at a meeting on February 11, 2026, the Board voted unanimously to approve a New Investment Advisory
Agreement for each Portfolio and to recommend such agreement to the Portfolios’ shareholders for their approval.

109-24-93111 08-26
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group ltd or one of its subsidiaries. © Janus Henderson Group ltd.
Mutual funds distributed by Janus Henderson Distributors US LLC

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a)    Not applicable.

(b)    Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)    Not applicable.

(b)    Not applicable.

Item 19. Exhibits

(a)(1) Not applicable because the Registrant has posted its code of ethics (as defined in Item 2(b) of Form N-CSR) on its website pursuant to paragraph (f)(2) of Item 2 of Form N-CSR.

(a)(2) Not applicable.

(a)(3) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required under Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as EX99CERT.

(b) A certification for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clayton Street Trust

By:         /s/Michelle Dunstan
Michelle Dunstan
President and Principal Executive Officer
August  27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Michelle Dunstan
Michelle Dunstan
President and Principal Executive Officer
August 27, 2026

By:
/s/ Jesper Nergaard
Jesper Nergaard
Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer
August 27, 2026